UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $1,497,494 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    59216  1074500 SH       SOLE                  1074500
ANNTAYLOR STORES CORP          COM              036115103    76680  3000000 SH       SOLE                  3000000
CBS CORP NEW                   CL B             124857202    66763  2450000 SH       SOLE                  2450000
CIRCUIT CITY STORE INC         COM              172737108    25200  6000000 SH       SOLE                  6000000
CONSECO INC                    COM NEW          208464883    74571  5937200 SH       SOLE                  5937200
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202     2635  1186932 SH       SOLE                  1186932
CYPRESS SEMICONDUCTOR CORP     COM              232806109    30626   850000 SH       SOLE                   850000
EMBARQ CORP                    COM              29078E105    32582   657826 SH       SOLE                   657826
E M C CORP MASS                COM              268648102   180668  9750000 SH       SOLE                  9750000
ENERGY CONVERSION DEVICES IN   COM              292659109    17697   525900 SH       SOLE                   525900
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    45795  3225000 SH       SOLE                  3225000
GRAFTECH INTL LTD              COM              384313102    83869  4725000 SH       SOLE                  4725000
GREEN MTN COFFEE ROASTERS IN   COM              393122106    21159   519887 SH       SOLE                   519887
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    28698  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   153822  4017300 SH       SOLE                  4017300
IROBOT CORP                    COM              462726100    18080  1000000 SH       SOLE                  1000000
LULULEMON ATHLETICA INC        COM              550021109    10658   225000 SH       SOLE                   225000
MARTHA STEWART LIVING OMNIME   CL A             573083102     4902   528800 SH       SOLE                   528800
MEDIS TECHNOLOGIES LTD         COM              58500P107    10978   711466 SH       SOLE                   711466
REPUBLIC AWYS HLDGS INC        COM              760276105    59573  3041000 SH       SOLE                  3041000
SEAGATE TECHNOLOGY             SHS              G7945J104    76500  3000000 SH       SOLE                  3000000
SULPHCO INC                    COM              865378103     1182   226418 SH       SOLE                   226418
SUNPOWER CORP                  COM CL A         867652109    65195   500000 SH       SOLE                   500000
SUPERIOR INDS INTL INC         COM              868168105     4543   250000 SH       SOLE                   250000
NOVAMERICAN STEEL INC          COM              66986M100     9293  2156250 SH       SOLE                  2156250
NOVAMERICAN STEEL INC          *W EXP 03/07/201 66986M118     3106  3106250 SH       SOLE                  3106250
TENET HEALTHCARE CORP          COM              88033G100    98986 19485475 SH       SOLE                 19485475
TERRA NITROGEN CO L P          COM UNIT         881005201     2647    17700 SH       SOLE                    17700
TFS FINL CORP                  COM              87240R107    77610  6500000 SH       SOLE                  6500000
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307     6440   560000 SH       SOLE                   560000
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105    16344  1034412 SH       SOLE                  1034412
USEC INC                       COM              90333E108    36418  4046400 SH       SOLE                  4046400
VMWARE INC                     CL A COM         928563402    67508   794300 SH       SOLE                   794300
WELLCARE HEALTH PLANS INC      COM              94946T106    27550   649600 SH       SOLE                   649600